Common Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Feb. 21, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares of common stock, authorized	600,000,000		600,000,000	600,000,000	600,000,000
Shares of common stock, issued and sold	123,371,566	1,750,980	22,229,978	20,772,944	16,493,488
Common stock issued and sold, price per share		$ 10.20
Gross proceeds in a private placement	$ 17.9
Price per share	$ 0.85
Shares of common stock outstanding	123,371,566		22,229,978	20,772,944	16,493,488
10 Dollar per share
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Repurchase and cancellation of common shares	100,000
11 Dollar per share
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Repurchase and cancellation of common shares	77,498
One Lac Shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Price per share	$ 10.00
77498 Shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Price per share	$ 11.50